Taxes (Tables)	6 Months Ended
Mar. 31, 2024
Taxes [Abstract]
Schedule of Components of the Income Tax Provision	The components of the income tax provision are as follows:
	For the six months ended March 31,
	2024	2023
Current income tax	$138,781	$180,842
Deferred income tax	-	-
Total provision for income taxes	$138,781	$180,842

Schedule of PRC Statutory Rates to the Company’s Effective Tax Rate	The following table reconciles PRC statutory rates to the Company’s effective tax rate:
	For the six months ended March 31,
	2024	2023
Income (benefit) expense computed based on PRC statutory rate	$(413,846)	$(870,439)
Tax effect of different tax rates in other jurisdictions	68,526	576,986
Tax effect of unrecognized loss	272,558	205,489
Change in valuation allowance	186,122	229,207
Non-deductible items and others*	25,421	39,599
Income tax expense	$138,781	$180,842
*	Non-deductible items and others represent excess expenses and losses not deductible for PRC tax purpose.

Schedule of Deferred Tax Assets and Liabilities	The following table summarizes deferred tax assets and liabilities resulting from differences between financial accounting basis and tax basis of assets and liabilities:
	March 31, 2024	September 30, 2023
Deferred tax assets:
Net operating loss carry-forward	$1,170,418	$974,439
Allowance of doubtful accounts	3,402	3,366
Valuation allowance	(1,173,820)	(977,805)
Total deferred tax assets	$-	$-

Schedule of Deferred Tax Assets Valuation Allowance Movement	The following table summarizes deferred tax assets valuation allowance movement:
	March 31, 2024	September 30, 2023
Beginning balance	$977,805	$775,966
Change to tax expense in current year	186,122	228,862
Foreign currency translation adjustments	9,893	(27,023)
Ending balance	$1,173,820	$977,805

Schedule of Taxes Payable	Taxes payable consist of the following:
	March 31, 2024	September 30, 2023
Income tax payable	$2,806,694	$2,639,258
Value-added tax payable	1,144,361	1,098,163
Other taxes payable	145,786	140,289
Total taxes payable	$4,096,841	$3,877,710

Schedule of Unrecognized Tax Benefits	A reconciliation of the beginning and ending amount of total unrecognized tax benefits as follows:
	March 31, 2024	September 30, 2023
Balance at beginning of period	$2,639,258	$2,573,830
Increase related to current year tax positions	140,035	134,275
Foreign exchange translation effect	27,401	(68,847)
Balance at end of period	$2,806,694	$2,639,258